Nature of operations and reorganization - Financial Position and Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Balance Sheet information of the Group
Cash and cash equivalents	$ 99,818		$ 182,424		¥ 1,543,811	¥ 694,910	¥ 1,270,001
Restricted time deposit- current	35,877					249,770	142,411
Restricted time deposit						193,505	142,411
Short-term investment							78,462
Accounts receivable, net (including amounts billed through RONG360 of nil and RMB nil as of December 31, 2018 and 2019, respectively)	49,632					345,525	444,199
Prepayments and other current assets	17,010					118,423	160,131
Property and equipment, net	5,270					36,686	52,322
Intangible assets, net	3,887					27,061	115,037
Goodwill	1,824					12,697	147,296
Restricted cash, time deposits and investment - non-current	17,869					124,407
Other noncurrent assets	6,487					45,160	35,276
Total assets	238,691					1,661,721	2,445,135
Accounts payable	26,476					184,318	201,543
Advances from customers	6,320					44,000	115,597
Accrued expenses and other current liabilities	32,178					224,018	144,478
Non-current liabilities	3,010					20,946	37,403
Total liabilities	84,714					589,760	741,217
Accounts receivable, amounts billed through RONG360						3,549	134,966
Results of operations of the Group
Total revenue	206,230	¥ 1,435,727		¥ 1,921,876	1,445,773
Net loss	(64,890)	(451,760)		(164,615)	(202,125)
Revenues are eliminated through the consolidation	206,230	1,435,727		1,921,876	1,445,773
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	(28,849)	(200,837)		(72,827)	(28,099)
Net cash (used in)/provided by investing activities	(6,816)	(47,457)		(323,438)	(18,823)
Net cash (used in)/provided by financing activities	(28,444)	(198,034)		60,399	1,611,903
Net increase/(decrease) in cash and cash equivalents and restricted cash	(62,714)	(436,619)		(273,810)	1,543,811
Cash and cash equivalents and restricted cash at beginning of the year	182,424	1,270,001		1,543,811
Cash and cash equivalents and restricted cash at end of the year	119,710	833,382	182,424	1,270,001	1,543,811
Consolidated variable interest entity ("VIE")
Balance Sheet information of the Group
Accounts payable						16,720	4,256
Advances from customers						164	21,717
Accrued expenses and other current liabilities						135,883	17,963
RONG360 Inc. | Predecessor | Consolidated variable interest entity ("VIE")
Balance Sheet information of the Group
Cash and cash equivalents	959					6,673	14,665
Restricted time deposit- current	144					1,000
Short-term investment							78,462
Accounts receivable, net (including amounts billed through RONG360 of nil and RMB nil as of December 31, 2018 and 2019, respectively)	1,613					11,232	17,269
Amount due from the subsidiaries of the Group	24,853					173,024	95,876
Amount due from related party other than the subsidiaries of the Group	4,949					34,456
Prepayments and other current assets	2,467					17,173	5,807
Property and equipment, net	1,857					12,925	17,589
Intangible assets, net	3,074					21,398	1,111
Goodwill	1,050					7,313
Restricted cash, time deposits and investment - non-current	4,027					28,038
Other noncurrent assets	159					1,107	1,068
Total assets	45,152					314,339	231,847
Accounts payable	2,402					16,720	4,256
Advances from customers	24					164	21,717
Tax payable	2,759					19,205	15,116
Accrued expenses and other current liabilities	19,518					135,883	17,963
Non-current liabilities	813					5,658
Total liabilities	25,516					177,630	59,052
Accounts receivable, amounts billed through RONG360						¥ 0	¥ 0
Results of operations of the Group
Total revenue	95,763	666,683		183,003	408,445
Net loss	(10,051)	(69,972)		18,506	231,781
Revenues are eliminated through the consolidation	95,763	666,683		183,003	408,445
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	(9,842)	(68,513)		28,292	35,002
Net cash (used in)/provided by investing activities	4,504	31,359		(14,453)	(7,076)
Net cash (used in)/provided by financing activities	4,309	30,000			(27,100)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(1,029)	(7,154)		13,839	826
Cash and cash equivalents and restricted cash at beginning of the year	2,106	14,665		826
Cash and cash equivalents and restricted cash at end of the year	$ 1,077	7,511	$ 2,106	14,665	826
RONG360 Inc. | Predecessor | Consolidated variable interest entity ("VIE") | Elimination
Results of operations of the Group
Total revenue		597,022		93,976	0
Revenues are eliminated through the consolidation		¥ 597,022		¥ 93,976	¥ 0